Loan Payable	12 Months Ended
Dec. 31, 2025
Loan Payable [Abstract]
LOAN PAYABLE

NOTE 12 – LOAN PAYABLE

As of December 31, 2025 and 2024, loan payable consisted of the following.

	2025	2024

Current	$2,645,465	$479,498
Non-current	-	2,054,992
Total	$2,645,465	$2,534,490

On January 21, March 28 and June 14, 2022, the Company entered into three loans of RMB15,000,000 ($2,144,971), RMB1,500,000 ($214,497) and RMB3,500,000 ($500,493) from Beijing Baihengda, carrying interest at 12%. The RMB15,000,000 ($2,144,971) loan was extended for three years and will mature on January 21, 2028. In May 2025, the RMB3,500,000 ($500,493) loan was extended and will mature on June 14, 2028. The RMB1,500,000 ($214,497) loan was repaid prior to December 31, 2022. The change in the carrying value of these outstanding loans from $2,534,490 in 2024 to $ 2,645,465 in 2025 was due mainly to currency translation.

On March 18, 2025, Mr. Yin became a 10% equity owner in Beijing Baihengda. For financial statements presentation purposes, the original loan payable was reclassified to loan payable - related party as of December 31, 2025.

In March 2026, the Company, Guangxi Beihengda and Beijing Baihengda entered into an agreement that Guangxi Beihengda assumed the Company’s loan payable and the corresponding interest payable owed to Beijing Baihengda. See NOTE 7 – LOANS RECEIVABLE.

The interest expense for the years ended December 31, 2025, 2024 and 2023 was $308,870, $308,518 and $313,861, respectively.